Deferred compensation plans - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May. 31, 2015 JPY (¥)	May. 18, 2015 ¥ / shares shares	Mar. 31, 2015 JPY (¥) ¥ / shares	Mar. 31, 2014 JPY (¥) ¥ / shares	Mar. 31, 2013 JPY (¥) ¥ / shares
SAR Plan A [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			2 years
Stock option plans expire after grant date			7 years
Weighted-average amounts on the grant date fair value of options granted | ¥ / shares			¥ 201	¥ 272	¥ 78
Total intrinsic values, exercised			¥ 401	¥ 591	¥ 2
Aggregate intrinsic values, outstanding			2,068
Aggregate intrinsic values, exercisable			2,068
Total unrecognized compensation cost, based on fair value			¥ 647
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 6 months
Total fair value of awards vested			¥ 1,211	1,403	0
SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total intrinsic values, exercised			23,673	¥ 33,951	¥ 15,299
Aggregate intrinsic values, outstanding			70,794
Aggregate intrinsic values, exercisable			15,986
Total unrecognized compensation cost, based on fair value			¥ 5,902
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 8 months
Exercise price per share | ¥ / shares			¥ 1
Weighted-average grant date fair value per share | ¥ / shares			¥ 483	¥ 782	¥ 298
Total fair value of awards vested			¥ 27,667	¥ 34,943	¥ 3,624
SAR Plan B [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans expire after grant date		5 years
Exercise price per share | ¥ / shares		¥ 1
Day of allotment		Jun. 05, 2015
Total number of SARs issued		255,813
Total number of SARs issued, shares | shares		25,581,300
SAR Plan B [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			6 months
Stock option plans expire after grant date			5 years 6 months
SAR Plan B [Member] | Minimum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		6 months
SAR Plan B [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans expire after grant date			10 years
SAR Plan B [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		3 years
SAR Plan A and SAR Plan B [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 19,364	19,458	19,091
Cash received from exercise of compensation plans			387
Tax benefit realized from exercise of deferred compensation			2,620
NSUs and CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 39,366	37,396	33,286
NSUs and CSUs [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period			5 years
NSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 4,144
Weighted-average period for recognizing unrecognized compensation cost (in years)			11 months
Total fair value of awards vested			¥ 20,116	23,066	14,045
CSUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 4,360
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year
Total fair value of awards vested			¥ 15,762	17,868	10,959
MYPD awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits				1,633	2,864
SAR Plan A, SAR Plan B and MYPD awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			1,422	1,992	1,081
NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 2,926
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year
Total fair value of awards vested			¥ 12,966	14,651	8,224
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 12,900	15,388	8,266
NIUs [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Deferred compensation arrangement by share-based payment award, award vesting period			5 years
NSUs, CSUs and NIUs [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			¥ 1,252	¥ 1,767	¥ 1,773
NSUs, CSUs and NIUs [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total grant date fair value	¥ 41,000
NSUs, CSUs and NIUs [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	3 years